FINANCIAL INSTRUMENTS AND FINANCIAL RISKS (Details 2) kr in Thousands, $ in Thousands	Apr. 30, 2018 USD ($)	Apr. 30, 2018 SEK (kr)	Apr. 30, 2017 USD ($)	Apr. 30, 2017 SEK (kr)
Disclosure of detailed information about financial instruments [line items]
Accounts receivable		kr 50,940		kr 28,050
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Accounts receivable		1,578		35
Loans receivable and accounts receivable category
Disclosure of detailed information about financial instruments [line items]
Accounts receivable		50,940		28,050
Loans receivable and accounts receivable category | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Accounts receivable		1,578		35
Loans receivable and accounts receivable category | Accounts receivable | USD
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	$ 179	1,555	$ 0	0
Loans receivable and accounts receivable category | Accounts receivable | SEK
Disclosure of detailed information about financial instruments [line items]
Accounts receivable		kr 23		kr 35